Notes to the consolidated statements of income - Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 353,502	€ 332,584	€ 987,193	€ 857,113
Denominators:
Weighted average number of shares outstanding	292,817,296	301,440,412	294,458,296	303,832,868
Potentially dilutive shares	251,979		230,751	83,518
Basic earnings per share	€ 1.21	€ 1.10	€ 3.35	€ 2.82
Diluted earnings per share	€ 1.21	€ 1.10	€ 3.35	€ 2.82